SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 0	$ 266
Professional fees	1,308,739	110,017
Salaries	1,058,275	81,000
Depreciation and amortization	281,383	58,754
Other general and administrative costs	1,056,614	59,476
Total operating expenses	6,643,258	537,440
Loss from operations	(6,643,258)	(537,174)
Total assets	13,306,667	237
Total Segment
Revenue	0	266
Professional fees	1,308,739	110,017
Salaries	1,058,275	81,000
Depreciation and amortization	281,383	58,754
Goodwill impairment	2,938,247
Other general and administrative costs	1,056,614	198,193
Total operating expenses	6,643,258	537,440
Loss from operations	(6,643,258)	(537,174)
Total assets	13,306,667	237
Dynamic Aerospace Systems
Revenue	0
Professional fees	1,218,686
Salaries	989,842
Depreciation and amortization	196,594
Goodwill impairment	437,065
Other general and administrative costs	989,485
Total operating expenses	3,831,672
Loss from operations	(3,831,672)
Total assets	4,111,293	0
Dynamic Deliveries
Revenue	0
Professional fees	90,053
Salaries	68,433
Depreciation and amortization	84,789
Goodwill impairment	2,501,185
Other general and administrative costs	67,129
Total operating expenses	2,811,586
Loss from operations	(2,811,586)
Total assets	$ 9,195,374	$ 0